Related Party Transactions - Significant Related Party Transactions and Outstanding Balances with Related Parties (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2017
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member]
Disclosure of transactions between related parties [Line Items]
Number of newly issued common shares received in exchange for transfer of business				208,455
Ultimate Parent Company [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [Line Items]
Transaction amount	¥ 518	¥ 332	¥ 1,127